Stockholders' Equity - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands								3 Months Ended		8 Months Ended	12 Months Ended
	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 29, 2021	Sep. 25, 2021	Mar. 31, 2022	Mar. 31, 2021	Aug. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Aggregate distributions paid								$ 4,600	$ 1,500		$ 9,600	$ 5,200
Distributions paid in cash								4,174	$ 1,503		9,482	4,145
Distribution reinvestment								$ 607			$ 141	$ 1,106
Common stock, dividend rate (in USD per share)									$ 0.00013699	$ 0.00013699		$ 0.00013699
Dividend declared (usd per share)	$ 0.71	$ 0.71	$ 0.7	$ 0.68	$ 0.65	$ 0.52	$ 0.52		$ 0.5	$ 0.5		$ 0.5
Distributions to stockholders return of capital				100.00%							100.00%
Number of shares redeemed (in shares)								183,049			203,537	31,307
Repurchase of common stock/OP Units								$ (3,394)	$ 0		$ (5,012)	$ (269)
Dividend reinvestment plan, cash paid								$ 400
Common Stock
Subsidiary, Sale of Stock [Line Items]
Number of shares redeemed (in shares)								183,049	0		203,537	31,307
Common Stock Class A
Subsidiary, Sale of Stock [Line Items]
Number of shares redeemed (in shares)								183,049			203,537	31,307
Common Stock Class A | Common Stock
Subsidiary, Sale of Stock [Line Items]
Distribution reinvestment												$ 1
Number of shares redeemed (in shares)								183,049			(203,537)	(31,307)
Repurchase of common stock/OP Units								$ (3,100)			$ (2,600)	$ (300)
Average repurchase price (in USD per share)								$ 16.98			$ 12.9	$ 8.58
Common Class TX
Subsidiary, Sale of Stock [Line Items]
Number of shares redeemed (in shares)								0			0	0
Common Class TX | Common Stock
Subsidiary, Sale of Stock [Line Items]
Number of shares redeemed (in shares)											0	0
Common Stock Class I
Subsidiary, Sale of Stock [Line Items]
Number of shares redeemed (in shares)								0			0	0
Common Stock Class I | Common Stock
Subsidiary, Sale of Stock [Line Items]
Number of shares redeemed (in shares)											0